Emerging Markets Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 82.8%


Security                                   Shares               Value
-----------------------------------------------------------------------------

Apparel -- 2.0%
-----------------------------------------------------------------------------
Zaklady Metali Lekkich Kety*               15,693            $   236,273
Poland metal company
-----------------------------------------------------------------------------
                                                             $   236,273
-----------------------------------------------------------------------------

Banks and Money Services -- 4.5%
-----------------------------------------------------------------------------
Akbank T.A.S.                              80,000            $   258,152
Turkish commercial bank

Alpha Credit Bank                           3,300                267,437
Greek bank
-----------------------------------------------------------------------------
                                                             $   525,589
-----------------------------------------------------------------------------

Beverages -- 12.6%
-----------------------------------------------------------------------------
Pan American Beverages, Inc. ADR           13,000            $   408,688
Coca Cola franchiser

Pyramids Brewers                            6,000                383,437
The largest brewer in Egypt

Suncrush Ltd.                             107,000                226,887
Coca Cola franchiser

Vina Concha y Toro ADR                     16,000                456,000
Wine producer/exporter
-----------------------------------------------------------------------------
                                                             $ 1,475,012
-----------------------------------------------------------------------------

Communications Equipment -- 4.8%
-----------------------------------------------------------------------------
Grupo Televisa GDR                         15,000            $   564,374
Largest media company in the
Spanish-speaking world
-----------------------------------------------------------------------------
                                                             $   564,374
-----------------------------------------------------------------------------

Communications Services -- 1.9%
-----------------------------------------------------------------------------
China Telecom*                            130,000            $   225,645
Only listed Chinese mobile
telephone company
-----------------------------------------------------------------------------
                                                             $   225,645
-----------------------------------------------------------------------------

Conglomerates -- 3.4%
-----------------------------------------------------------------------------
John Keells Holdings GDR                    2,041            $    11,226
A diversified conglomerate operating in
tourism, food & beverages, property
development sectors

Quinenco SA ADR*                            5,400                 48,600
A large diversified company engaged
in industrial and financial services

Sabanci Holdings                           55,000                340,513
The second largest conglomerate in
Turkey
-----------------------------------------------------------------------------
                                                             $   400,339
-----------------------------------------------------------------------------


Consumer Products -- 0.5%
----------------------------------------------------------------------------
Lever Brothers Pakistan Ltd.                2,800            $    52,775
The largest and oldest consumer
non-durables company in Pakistan
-----------------------------------------------------------------------------
                                                             $    52,775
-----------------------------------------------------------------------------

Electric Utilities -- 1.9%
-----------------------------------------------------------------------------
BSES, Ltd. ADR*                            22,000            $   222,200
Generator and distributor of
electricity to the
Bombay region
-----------------------------------------------------------------------------
                                                             $   222,200
-----------------------------------------------------------------------------

Foods -- 3.6%
-----------------------------------------------------------------------------
Carulla SA ADR                            155,000            $   426,250
Columbian grocery and supermarket
chain
-----------------------------------------------------------------------------
                                                             $   426,250
-----------------------------------------------------------------------------

Information Services -- 1.8%
-----------------------------------------------------------------------------
Forsoft Ltd.*                              13,500            $   207,563
Israeli technology company
concentrating on the year 2000
problem
-----------------------------------------------------------------------------
                                                             $   207,563
-----------------------------------------------------------------------------

Investment Services -- 0.8%
-----------------------------------------------------------------------------
National Finance and Securities
Public Company Ltd.*                    1,211,400            $    94,506
Thai company operating in commercial
consumer and housing finance
-----------------------------------------------------------------------------
                                                             $    94,506
-----------------------------------------------------------------------------

Manufacturing -- 4.2%
-----------------------------------------------------------------------------
Barlow Ltd.                                35,000            $   185,539
South African conglomerate with
primary products interests

Ege Biracilik Ve Malt Sanayii A.S.         20,125                237,866
Turkish brewery

Uralmash-Zavody ADR*                       12,500                 71,982
Russian engineering company
-----------------------------------------------------------------------------
                                                             $   495,387
-----------------------------------------------------------------------------

Media & Leisure -- 4.5%
-----------------------------------------------------------------------------
Berjaya Sports Toto Bhd                    37,000            $    54,861
Malaysian gaming company

                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                  Shares                 Value
-----------------------------------------------------------------------------

Media & Leisure (continued)
-----------------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.*                     150,040            $   422,695

Corporacion Interamericana de
Entretenimiento S.A., L Shares*            20,005                 46,780
South American fibre optic cable
company for telecommunications
-----------------------------------------------------------------------------
                                                             $   524,336
-----------------------------------------------------------------------------

Metals - Industrial -- 3.4%
-----------------------------------------------------------------------------
Anglo America Corp.                         5,700            $   193,384
Major South African mining finance
company

Hindalco Industries Ltd. GDR*              15,000                210,000
Aluminum producer in India
-----------------------------------------------------------------------------
                                                             $   403,384
-----------------------------------------------------------------------------

Miscellaneous -- 0.6%
-----------------------------------------------------------------------------
Legend Holdings Ltd.*                     220,000            $    66,009
PC and services vendor in China
-----------------------------------------------------------------------------
                                                             $    66,009
-----------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 5.6%
-----------------------------------------------------------------------------
JSC Surgutneftegaz ADR                     60,000            $   360,000
Russia's largest oil producer

YPF Sociedad Anonima ADR                   10,000                300,625
Exploration, development and
production of oil and natural gas
-----------------------------------------------------------------------------
                                                             $   660,625
-----------------------------------------------------------------------------

Oil and Gas - Integrated -- 3.5%
-----------------------------------------------------------------------------
Mol Magyar Olayes Gazi GDR                 15,000            $   405,000
Interests in oil and gas
exploration and production, gas
wholesale distribution, storage
and transmission, oil refining and
marketing
-----------------------------------------------------------------------------
                                                             $   405,000
-----------------------------------------------------------------------------

Retail - Food and Drug -- 11.5%
-----------------------------------------------------------------------------
Blue Square Stores*                        45,000            $   553,996
Supermarket and specialty store
chain

Compania Brasileira de Distrib. GDR        25,000                565,624
Supermarket chain

Dairy Farm International Holdings         207,726                222,267
Ltd.*
Hong Kong and Pacific supermarket
operator and general retailer
-----------------------------------------------------------------------------
                                                             $ 1,341,887
-----------------------------------------------------------------------------

Sanitation -- 1.9%
-----------------------------------------------------------------------------
Saneamento Basico (Sabesp)              1,885,000            $   226,539
Brazil's largest water and
sanitation utility
-----------------------------------------------------------------------------
                                                             $   226,539
-----------------------------------------------------------------------------

Telephone Utilities -- 8.4%
----------------------------------------------------------------------------
Telefonica del Peru ADR                    12,000            $   245,250
Peru's primary operator of the
public telephone system

Telefonos de Mexico ADR                     8,000                384,500
Largest telecom operator with
interests in local and long
distance telecommunications

Videsh Sanchar Nigam Ltd., GDR             32,500                347,750
India's monopoly International
Telephone service provider
-----------------------------------------------------------------------------
                                                             $   977,500
-----------------------------------------------------------------------------

Transportation -- 1.4%
-----------------------------------------------------------------------------
Pacific Ports Company Ltd.              1,150,000            $   160,281
Development and management of
terminals in Asian sea and
river ports
----------------------------------------------------------------------------
                                                             $   160,281
----------------------------------------------------------------------------

Total Common Stocks
    (identified cost $10,484,652)                            $ 9,691,474
----------------------------------------------------------------------------

Preferred Stocks -- 4.0%


Security                                  Shares                 Value
----------------------------------------------------------------------------

Electric Utilities -- 0.1%
----------------------------------------------------------------------------
Centrais Geradoras do Sul do
Brasil S.A.*                            7,000,000            $     9,563
This company is an electricity
generator owned by the government
which will be sold off in 1998.
----------------------------------------------------------------------------
                                                             $     9,563
----------------------------------------------------------------------------

Oil and Gas - Integrated -- 1.8%
----------------------------------------------------------------------------
Petroleo Brasiliero SA                  1,100,000            $   204,479
Brazil's sole integrated oil company,
a monopoly in exploration, production,
refining, transportation, importing
and exporting of oil and natural gas
----------------------------------------------------------------------------
                                                             $   204,479
----------------------------------------------------------------------------

Telephone Utilities -- 2.1%
----------------------------------------------------------------------------
Telec de Minas Gerias                   2,500,000            $   174,001
Third largest telecommunications
system by access lines in state of
Minas Gerias (Brazil)


                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                  Shares                 Value
----------------------------------------------------------------------------

Telephone Utilities (continued)
----------------------------------------------------------------------------
Telemig Celular S.A.*                   2,500,000            $    75,653
Part of Telebras operating mobile
telephones awaiting privatization
----------------------------------------------------------------------------
                                                             $   249,654
----------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $676,088)                               $   463,696
----------------------------------------------------------------------------

Warrants -- 0.1%


Security                                  Shares                 Value
----------------------------------------------------------------------------

Investment Services -- 0.1%
----------------------------------------------------------------------------
National Finance and Securities
Public Company Ltd.                       670,600            $    17,439
Thai company operating in
commercial consumer and housing
finance
----------------------------------------------------------------------------
                                                             $    17,439
----------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
----------------------------------------------------------------------------
Belle Corp. (Warrants)                    240,000            $       331
Philippine gaming and property
company with hotel interests,
golf resorts, casinos, jai-lai,
and lottery franchises
----------------------------------------------------------------------------
                                                             $       331
----------------------------------------------------------------------------

Total Warrants
    (identified cost $0)                                     $    17,770
----------------------------------------------------------------------------

Total Investments -- 86.9%
    (identified cost $11,160,740)                            $10,172,940
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- 13.1%                      $ 1,530,198
----------------------------------------------------------------------------


Net Assets -- 100%                                           $11,703,138
----------------------------------------------------------------------------

ADR -- American Depository Receipt
GDR -- Global Depository Receipt
*   Non-income producing security.


                       See notes to financial statements

Emerging Markets Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS

Country Concentration of Portfolio


                                    Percentage
Country                            of Net Assets            Value
--------------------------------------------------------------------------------
Argentina                                    2.6%           $  300,625
Brazil                                      10.7%            1,255,859
Chile                                        4.3%              504,600
Colombia                                     3.6%              426,250
Egypt                                        3.3%              383,437
Greece                                       2.3%              267,437
Hong Kong                                    3.9%              451,935
Hungary                                      3.5%              405,000
India                                        6.7%              779,950
Israel                                       6.5%              761,559
Malaysia                                     0.5%               54,861
Mexico                                      15.6%            1,827,037
Pakistan                                     0.4%               52,775
Peru                                         2.1%              245,250
Philippines                                  0.0%                  331
Poland                                       2.0%              236,273
Russia                                       3.7%              431,982
Singapore                                    1.9%              222,267
South Africa                                 5.2%              605,810
Sri Lanka                                    0.1%               11,226
Thailand                                     0.9%              111,945
Turkey                                       7.1%              836,531


                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998

Assets
--------------------------------------------------------------------------
Investments, at value
    (identified cost, $11,160,740)                           $10,172,940
Cash                                                           1,447,199
Foreign currency, at value
    (identified cost, $60,722)                                    55,594
Dividends receivable                                              38,724
Deferred organization expenses                                     5,396
--------------------------------------------------------------------------
Total assets                                                 $11,719,853
--------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                            $       924
Payable to affiliate for Trustees' fees                              150
Other accrued expenses                                            15,641
--------------------------------------------------------------------------
Total liabilities                                            $    16,715
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio    $11,703,138
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $12,697,698
Net unrealized depreciation (computed on the basis of
    identified cost)                                            (994,560)
--------------------------------------------------------------------------
Total                                                        $11,703,138
--------------------------------------------------------------------------

Statement of Operations

For the Six Months
Ended June 30, 1998

Investment Income
--------------------------------------------------------------------------
Dividends (net of foreign taxes, $3,898)                     $   153,136
--------------------------------------------------------------------------
Total investment income                                      $   153,136
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee                                       $    57,469
Administration fee                                                19,156
Trustees fees and expenses                                         2,702
Custodian fee                                                     41,109
Amortization of organization expenses                              1,902
Legal and accounting services                                        348
Miscellaneous                                                      7,852
--------------------------------------------------------------------------
Total expenses                                               $   130,538
--------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                               $    20,079
--------------------------------------------------------------------------
Total expense reductions                                     $    20,079
--------------------------------------------------------------------------

Net expenses                                                 $   110,459
--------------------------------------------------------------------------

Net investment income                                        $    42,677
--------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $(1,063,368)
    Foreign currency and forward foreign
        currency exchange contract transactions                 (146,963)
--------------------------------------------------------------------------
Net realized loss                                            $(1,210,331)
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $(1,700,826)
    Foreign currency and forward foreign
        currency exchange contracts                               52,553
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $(1,648,273)
--------------------------------------------------------------------------

Net realized and unrealized loss                             $(2,858,604)
--------------------------------------------------------------------------

Net decrease in net assets from operations                   $(2,815,927)
--------------------------------------------------------------------------


                       See notes to financial statements

Emerging Markets Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                   Six Months Ended
Increase (Decrease)                June 30, 1998       Year Ended
in Net Assets                      (Unaudited)         December 31, 1997
--------------------------------------------------------------------------
From operations --
    Net investment income              $     42,677         $     15,335
    Net realized loss                    (1,210,331)            (593,013)
    Net change in unrealized
        appreciation (depreciation)      (1,648,273)          (1,182,400)
--------------------------------------------------------------------------
Net decrease in net assets
    from operations                    $ (2,815,927)        $ (1,760,078)
--------------------------------------------------------------------------
Capital transactions --
    Contributions                      $  2,546,154         $ 26,595,739
    Withdrawals                          (6,580,694)         (16,940,583)
--------------------------------------------------------------------------
Net increase (decrease) in net
    assets from capital transactions   $ (4,034,540)        $  9,655,156
--------------------------------------------------------------------------

Net increase (decrease) in net assets  $ (6,850,467)        $  7,895,078
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of period                 $ 18,553,605         $ 10,658,527
--------------------------------------------------------------------------
At end of period                       $ 11,703,138         $ 18,553,605
--------------------------------------------------------------------------

                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                    Six Months Ended
                                                     June 30, 1998                        Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)         1997             1996            1995            1994 *
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets +
------------------------------------------------------------------------------------------------------------------------------------
Net expenses (1)                                       1.71%+           1.53%            1.54%           2.58%          0.00%
Net expenses after custodian fee reduction             1.45%+           1.35%            1.32%           2.58%            --
Net investment income (loss)                           0.56%+           0.08%            0.14%          (1.00)%         0.00%
Portfolio Turnover                                       55%             160%             125%              98%            0%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   11,703       $   18,554       $   10,659       $    3,587     $    1,195
------------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses (1)                                                            1.81%            2.24%            5.24%          2.21%+
Expenses after custodian fee reduction                                  1.63%            2.02%            5.24%            --
Net investment loss                                                    (0.20)%          (0.56)%          (3.66)%        (2.21)%+
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
* For the period from the start of business, November 30, 1994, to December 31, 1994.
(1) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended December 31, 1994 have not been adjusted to reflect this change.

                       See notes to financial statements

Emerging Markets Portfolio  as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

  A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
  Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Expense Reduction -- Investors Bank & Trust Company serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  F Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency

Emerging Markets Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange
    Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    I Other -- Investment transactions are accounted for on a trade date basis.

    J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    K Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions
  with Affiliates
  -----------------------------------------------------------------------------
  The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $57,469. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $19,156. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers and/or directors/trustees of the above organizations.


3 Investment Transactions
  -----------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $8,097,242 and $11,186,373, respectively.


4 Federal Income Tax Basis of Investments
  -----------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:


  Aggregate cost                                            $ 11,160,740
  -----------------------------------------------------------------------
  Gross unrealized appreciation                             $  1,202,692

  Gross unrealized depreciation                               (2,190,492)
  -----------------------------------------------------------------------

  Net unrealized depreciation                               $   (987,800)
  -----------------------------------------------------------------------

Emerging Markets Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


6 Risks Associated with Foreign Investments
  ---------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investment in foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.



7 Financial Instruments
  -----------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1998, there were no outstanding obligations under these financial instruments.

Emerging Markets Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


Emerging Markets Portfolio


Officers

Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President, Assistant Treasurer

James L. O'Connor
Vice President, Treasurer

Alan R. Dynner
Secretary



Trustees
Hon. Edward K. Y. Chen
Professor and Director, Center for
Asian Studies, University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation